                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               -----------

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager:

Name:                            United Fire & Casualty Company
Address:                         118 Second Ave., S.E.
                                 Cedar Rapids, IA 52407

Form 13F File Number:            28-6427

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:                            Dianne M. Lyons
Title:                           Controller
Phone:                           319-399-5723

Signature, Place and Date of Signing:


/s/ Dianne M. Lyons              Cedar Rapids, IA 02/14/05
------------------------------
Dianne M. Lyons

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       64

Form 13F Information Table Value Total: $152,760 (in thousands)

List of Other Included Managers:            NONE

FORM 13F INFORMATION TABLE

                                                                                                               --VOTING AUTHORITY--
                                                             VALUE    SHARES/  SH/  PUT/  INVSTMNT    OTHER   ---------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x $1000)  PRN AMT  PRN  CALL   DSCRETN  MANAGERS    SOLE   SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories             Common Stocks   002824100     7,461   160,000  SH         Sole                160,000
Agilysys Inc                    Common Stocks   00847J105     4,792   279,571  SH         Sole                279,571
Alderwoods Group Inc            Common Stocks   014383103       436    38,421  SH         Sole                 38,421
Alliant Energy Corporation      Common Stocks   018802108     3,495   122,200  SH         Sole                122,200
ALLTEL Corporation              Common Stocks   020039103       736    12,518  SH         Sole                 12,518
American Strategic Inc Port II  Common Stocks   030099105       315    25,420  SH         Sole                 25,420
Anheuser-Busch Companies Inc    Common Stocks   035229103       203     4,000  SH         Sole                  4,000
BCE Inc                         Common Stocks   05534B109       391    16,200  SH         Sole                 16,200
BRE Properties Inc              Common Stocks   05564E106       726    18,000  SH         Sole                 18,000
Bank of America Corporation     Common Stocks   060505104     6,579   140,000  SH         Sole                140,000
Bell South Corporation          Common Stocks   079860102       445    16,000  SH         Sole                 16,000
Bemis Company Inc               Common Stocks   081437105       913    31,400  SH         Sole                 31,400
Boeing Company                  Common Stocks   097023105     1,812    35,000  SH         Sole                 35,000
Burlington Northern Santa Fe    Common Stocks   12189T104       764    16,158  SH         Sole                 16,158
Burlington Resources Inc        Common Stocks   122014103       607    13,944  SH         Sole                 13,944
Cincinnati Financial Corp       Common Stocks   172062101    13,500   305,025  SH         Sole                305,025
Cummins Inc                     Common Stocks   231021106     1,638    19,545  SH         Sole                 19,545
Dean Foods Company              Common Stocks   242370104     1,590    48,261  SH         Sole                 48,261
Del Monte Foods Co              Common Stocks   24522P103       221    20,097  SH         Sole                 20,097
Dow Chemical Company            Common Stocks   260543103     2,971    60,000  SH         Sole                 60,000
Duke Energy Corporation         Common Stocks   264399106     3,754   148,192  SH         Sole                148,192
Duquesne Light Holdings Inc     Common Stocks   266233105     1,225    65,000  SH         Sole                 65,000
Emerson Electric Co             Common Stocks   291011104       442     6,300  SH         Sole                  6,300
Exxon Mobil Corporation         Common Stocks   30231G102     2,050    40,000  SH         Sole                 40,000
Federal Signal Corporation      Common Stocks   313855108     1,322    74,864  SH         Sole                 74,864
Fidelity National Financial In  Common Stocks   316326107       829    18,158  SH         Sole                 18,158
Arthur J Gallagher & Co         Common Stocks   363576109       335    10,321  SH         Sole                 10,321
General Electric Company        Common Stocks   369604103     7,665   210,000  SH         Sole                210,000
Greater Bay Bancorp             Common Stocks   391648102       558    20,000  SH         Sole                 20,000
H J Heinz Company               Common Stocks   423074103     1,755    45,000  SH         Sole                 45,000
Honeywell International Inc     Common Stocks   438516106       885    25,000  SH         Sole                 25,000
Hospira Inc                     Common Stocks   441060100       536    16,000  SH         Sole                 16,000
Intel Corporation               Common Stocks   458140100       234    10,000  SH         Sole                 10,000
JPMorgan Chase & Co             Common Stocks   46625H100     2,252    57,736  SH         Sole                 57,736
Johnson & Johnson               Common Stocks   478160104     1,903    30,000  SH         Sole                 30,000
Keycorp                         Common Stocks   493267108     1,187    35,000  SH         Sole                 35,000
MCI Inc.                        Common Stocks   552691107     1,103    54,694  SH         Sole                 54,694
Newell Rubbermaid Inc           Common Stocks   651229106       865    35,766  SH         Sole                 35,766
Nicor Inc                       Common Stocks   654086107     1,478    40,000  SH         Sole                 40,000
Ohio Casualty Corporation       Common Stocks   677240103       232    10,000  SH         Sole                 10,000
Old Republic International Cor  Common Stocks   680223104     4,295   169,752  SH         Sole                169,752
Penford Corporation             Common Stocks   707051108       315    20,000  SH         Sole                 20,000
Penwest Pharmaceuticals Co.     Common Stocks   709754105       359    30,000  SH         Sole                 30,000
PepsiCo Inc                     Common Stocks   713448108     1,044    20,000  SH         Sole                 20,000
Pfizer Inc                      Common Stocks   717081103       269    10,000  SH         Sole                 10,000
Piper Jaffray Cos               Common Stocks   724078100       399     8,329  SH         Sole                  8,329
Procter & Gamble Company        Common Stocks   742718109     3,084    56,000  SH         Sole                 56,000
Progress Energy Inc             Common Stocks   743263105       865    19,131  SH         Sole                 19,131
QCR Holdings Inc                Common Stocks   74727A104     1,747    83,181  SH         Sole                 83,181
Royal Dutch Petroleum Company   Common Stocks   780257804     1,721    30,000  SH         Sole                 30,000
SBC Communications Inc          Common Stocks   78387G103     2,035    78,960  SH         Sole                 78,960
SAFECO Corporation              Common Stocks   786429100     2,432    46,550  SH         Sole                 46,550
Schering-Plough Corporation     Common Stocks   806605101       209    10,000  SH         Sole                 10,000
Shopko Stores Inc               Common Stocks   824911101       374    20,000  SH         Sole                 20,000
TXU Corporation                 Common Stocks   873168108     1,937    30,000  SH         Sole                 30,000
TPG NV                          Common Stocks   892339102       110     4,034  SH         Sole                  4,034
U S Bancorp                     Common Stocks   902973304    25,660   819,284  SH         Sole                819,284
Vectren Corporation             Common Stocks   92240G101       714    26,658  SH         Sole                 26,658
Verizon Communications Inc      Common Stocks   92343V104     1,485    36,648  SH         Sole                 36,648
Wachovia Corporation            Common Stocks   929903102     1,578    30,008  SH         Sole                 30,008
Wells Fargo & Company           Common Stocks   949746101     7,282   117,176  SH         Sole                117,176
Wintrust Financial Corporation  Common Stocks   97650W108    13,131   230,523  SH         Sole                230,523
Xcel Energy, Inc.               Common Stocks   98389B100     1,274    70,000  SH         Sole                 70,000
Montpelier Re Holdings Ltd      Common Stocks   G62185106       236     6,126  SH         Sole                  6,126
-----------------------------------------------------------------------------------------------------------------------------------
Report Summary                  64 Data Records             152,760            0 other managers on whose behalf report is filed